SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 22,070	$ 40,257
Valuation allowance	(22,070)	(40,257)
Deferred tax assets